Summary of Impairment Charges Associated with Long-Lived Assets and Acquired Intangibles (Detail) - 12 months ended Dec. 31, 2016 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Asset Impairment Charges [Abstract]
Impairment of property and equipment	$ 34,300	¥ 238,144
Impairment of intangible assets	$ 22,296	¥ 154,803